Note 7 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Long-term debt, gross		$ 51,367,000	$ 56,891,000
Less: Current portion		(14,013,835)	(6,924,000)
Long-term portion		37,353,165	49,967,000
Deferred charges, current portion		220,081	117,706
Deferred charges, long-term portion		35,081	278,160
Long-term bank loans, current portion net of deferred charges		13,793,754	6,806,294
Long-term bank loans, long-term portion net of deferred charges		37,318,084	49,688,840
Kamsarmax One Shipping Ltd. [Member]
Long-term debt, gross	[1]	9,597,000	10,531,000
Ultra One Shipping Ltd. [Member]
Long-term debt, gross	[2]	13,120,000	14,060,000
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	[3]	14,550,000	16,000,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp. [Member]
Long-term debt, gross	[4]	10,800,000	12,200,000
Eirini Shipping Ltd [Member]
Long-term debt, gross	[5]	$ 3,300,000	$ 4,100,000

[1]	On February 17, 2016, the Company signed a term loan facility with Nord LB and, on February 25, 2016, a loan of $13,800,000 was drawn by Kamsarmax One Shipping Ltd. to partly finance the pre-delivery installment of M/V "Xenia". The loan is to be repaid in fourteen consecutive equal semi-annual installments of $467,000 plus a balloon amount of $7,262,000 to be paid together with the last installment in February 2023. The loan bears interest at LIBOR plus a margin of 2.95%. The loan is secured with (i) first priority mortgage over M/V "Xenia", (ii) first assignment of earnings and insurance of M/V "Xenia", (iii) a corporate guarantee of EuroDry Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company completed the refinancing of the specific loan on January 27, 2021 (see note 16(a)).
[2]	On October 1, 2018, the Company signed a term loan facility with Eurobank Ergasias S.A. (EFG) of up to $15 million or 60% of the market value of M/V "Alexandros P.", for the purpose of refinancing the outstanding amount of $9.9 million of the loan facility of HSH Nordbank AG (drawn on January 25, 2017 to partly finance the pre-delivery installment of M/V "Alexandros P.") and providing working capital. The facility was drawn on October 5, 2018. The loan is payable in twenty eight consecutive equal quarterly installments of $235,000 each, followed by a balloon payment of $8,420,000 to be paid together with the last installment in October 2025. The loan bears interest at LIBOR plus a margin of 3.25%. The loan is secured with (i) first priority mortgage over M/V "Alexandros P.", (ii) first assignment of earnings and insurance of M/V "Alexandros P.", (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $135,000 for this loan. The Company completed the refinancing of the specific loan on January 29, 2021 (see note 16(a)).
[3]	On April 27, 2018, the Company signed a term loan facility with HSBC Bank Plc. and a loan of $18.4 million was drawn by Kamsarmax Two Shipping Ltd. on April 30, 2018 to finance 70% of the construction cost but no more than 70% of the market value of M/V "Ekaterini", subject to the existence of a time charter at the time of drawdown for a minimum period of 24 months approved by the lender. The loan is payable in twenty consecutive quarterly installments commencing from July 2018, eight in the amount of $400,000 and twelve in the amount of $325,000, with a $11,300,000 balloon payment to be paid together with the last installment in April 2023. The loan bears interest at LIBOR plus a margin of 2.80%. The loan is secured with (i) first priority mortgage over M/V "Ekaterini", (ii) first assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $147,200 for this loan.
[4]	On November 27, 2018, the Company signed a term loan facility with the National Bank of Greece S.A. ("NBG") and a loan of $15,000,000 was drawn by Light Shipping Ltd., Areti Shipping Ltd. and Pantelis Shipping Corp. for the purpose of refinancing the existing loans with HSBC Bank Plc. regarding M/V "Pantelis" and M/V "Tasos" and financing part of the acquisition cost of M/V "Starlight". The loan is payable in twelve consecutive equal quarterly installments of $700,000, commencing from February 2019, plus a balloon amount of $6,600,000 to be paid together with the last installment in November 2021. In July 2020, the Company entered into a supplemental agreement with NBG to defer the last two of its 2020 loan repayments to be repaid together with the respective balloon installment. A total of $1,400,000 was rescheduled to November 2021, increasing the balloon amount to $8,000,000. The loan bears interest at LIBOR plus a margin of 3.25%. The loan is secured with (i) first priority mortgages over M/V "Starlight", M/V "Pantelis " and M/V "Tasos" (ii) first assignment of earnings and insurance of M/V "Starlight", M/V "Pantelis " and M/V "Tasos", (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $150,000 for this loan.
[5]	On May 22, 2019, the Company signed a term loan facility with HSBC Bank Plc. for a loan up to the lesser of 49.9% of the market value of M/V "Eirini P" and $4.5 million to refinance the then existing indebtedness of Eirini Shipping Ltd. On May 24, 2019, a loan of $4.5 million was drawn by Eirini Shipping Ltd. The loan is payable in twelve consecutive quarterly equal installments of $200,000 each, commencing from August 2019, with a $2,100,000 balloon payment to be paid together with the last installment in May 2022. The loan bears interest at LIBOR plus a margin of 2.70%. The loan is secured with (i) first priority mortgage over M/V "Eirini P", (ii) first assignment of earnings and insurance of M/V "Eirini P" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $22,500 for this loan. The Company completed the refinancing of the specific loan on February 24, 2021 (see note 16(c)).